Changes in the scope of the consolidated financial statements, Changes (Details) - USD ($) $ in Thousands			12 Months Ended
		Jan. 07, 2016	Dec. 31, 2017	Dec. 31, 2016	Feb. 28, 2017	Aug. 03, 2016
Changes in the scope of the consolidated financial statements [Abstract]
Percentage interest acquired					12.50%
Solacor 1/2 [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Percentage interest acquired		13.00%		13.00%
Ownership interest	[1]		87.00%
Purchase price		$ 19,923
Seville PV [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Percentage interest acquired				80.00%		80.00%
Ownership interest	[2]		80.00%
Purchase price						$ 3,214
JGC [Member] | Solacor 1/2 [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Ownership interest		13.00%		13.00%

[1]	JGC, a Japanese engineering company, holds 13% of the shares in each of Solacor 1 and Solacor 2.
[2]	Instituto para la Diversificacion y Ahorro de la Energia ("Idae"), a Spanish state owned company, holds 20% of the shares in Seville PV.